Goodwill Tradenames And Other Assets Schedule of Goodwill by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 25, 2011		Sep. 25, 2011		Jun. 26, 2011		Mar. 27, 2011		Dec. 25, 2011	Sep. 29, 2013	Dec. 30, 2012
Goodwill [Roll Forward]
Goodwill, Beginning Balance							$ 1,564,395		$ 1,564,395	$ 1,441,495	$ 1,441,495
Impairments	(122,900)	[1]	0	[1]	0	[1]	0	[1]	(122,900) [1]
Goodwill, Ending Balance	1,441,495								1,441,495	1,441,495	1,441,495
Goodwill, Ending Balance	1,441,495								1,441,495	1,441,495	1,441,495
Birds Eye Frozen
Goodwill [Roll Forward]
Goodwill, Beginning Balance							578,769		578,769	527,069	527,069
Impairments									(51,700)
Goodwill, Ending Balance	527,069								527,069	527,069	527,069
Goodwill, Ending Balance	527,069								527,069	527,069	527,069
Duncan Hines Grocery
Goodwill [Roll Forward]
Goodwill, Beginning Balance							740,465		740,465	740,465	740,465
Impairments									0
Goodwill, Ending Balance	740,465								740,465	740,465	740,465
Goodwill, Ending Balance	740,465								740,465	740,465	740,465
Specialty Foods
Goodwill [Roll Forward]
Goodwill, Beginning Balance							245,161		245,161	173,961	173,961
Impairments									(71,200)
Goodwill, Ending Balance	173,961								173,961	173,961	173,961
Goodwill, Ending Balance	$ 173,961								$ 173,961	$ 173,961	$ 173,961

[1]	Goodwill impairment charges consist of the following: • Fourth quarter 2011-Goodwill Impairment charges of $51,700, $49,700 and $21,500 on the Frozen Breakfast, Private Label and Foodservice reporting units, respectively.